Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
		December 31
	2012	2011

Common shares
Common shares issued and outstanding, beginning of the year	118,041	121,430
Common shares issued on exercise of options, during the year	28	141
Common shares issued on exercise of warrants, during the year	-	67
Repurchase of common shares, during the year	(3,155)	(3,622)
Restricted common shares purchased, during the year	(50)	(185)
Restricted common shares forfeited, during the year	23	-
Restricted common shares vested, during the year	107	210
Common shares issued and outstanding, end of year	114,994	118,041

Restricted common shares
Restricted common shares issued and outstanding, beginning of year	252	277
Restricted common shares purchased, during the year	50	185
Restricted common shares forfeited, during the year	(23)	-
Restricted common shares vested, during the year	(107)	(210)
Restricted common shares issued and outstanding, end of year	172	252

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Foreign currency translation adjustment	Derivatives designated as cash flow hedges, net of income tax and settlements	Accumulated other comprehen- sive loss
December 31,2012
Balance, beginning of year	$(59,994)	$(1,757)	$(61,751)
Change, during the year	11,702	1,933	13,635
Balance, end of year	$(48,292)	$176	$(48,116)

December 31,2011
Balance, beginning of year	$(47,474)	$2,832	$(44,642)
Change, during the year	(12,520)	(4,589)	(17,109)
Balance, end of year	$(59,994)	$(1,757)	$(61,751)

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	December 31
	2012	2011

Net income (loss)	$94,357	$(196,136)
Net income (loss)	$94,357	$(196,136)

Weighted average number of shares, basic	116,178	120,683
Dilutive effect of share based options	-	-
Weighted average number of shares, diluted	116,178	120,683

Net income (loss) per weighted average share, basic	$0.81	$(1.63)
Net income (loss) per weighted average share, diluted	$0.81	$(1.63)
Issued and outstanding share based options	2,687	2,505

Schedule Of Warrants Rollforward [Table Text Block]
				December 31
	2012		2011
	Number of common shares issuable	Weighted average exercise price	Number of common shares issuable	Weighted average exercise price

Outstanding, beginning of year	-	$-	194	$13.89
Exercised, during the year	-	-	(194)	(13.89)
Expired, during the year	-	-	-	-
Outstanding, end of year	-	$-	-	$-